FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04665
Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd., Suite 250, Houston, TX 77024-3925
(Address of principal executive office) (Zip code)
CT Corporation, 2 Oliver Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-345-1898

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856
www.fcacorp.com

DISTRIBUTOR
Foreside Distribution Services, L.P.
10 High Street, Suite 302
Boston, MA 02110

TRANSFER AGENT & ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233
Commonwealth Australia/New Zealand Fund
CUSTODIAN BANK	Commonwealth Japan Fund
Fifth Third Bank	Commonwealth Global Fund
Fifth Third Center	Commonwealth Real Estate Securities Fund
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP	SEMI-ANNUAL REPORT
1835 Market Street, 26th Floor
Philadelphia, PA 19103
April 30, 2010
LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of the 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

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COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

PERFORMANCE OVERVIEW – April 30, 2010 (Unaudited)

			Average Annual Total Return
			as of April 30, 2010			Gross
	Inception					Expense
	Date	1 Year*	5 Year	10 Year	Inception	Ratio**
Commonwealth Australia/New Zealand Fund	11/25/91	47.38%	4.66%	10.37%	5.49%	3.63%
Commonwealth Japan Fund	07/10/89	24.45%	-1.54%	-7.55%	-5.11%	4.63%
Commonwealth Global Fund	12/03/02	45.40%	4.11%	—	8.09%	3.42%
Commonwealth Real Estate Securities Fund	01/05/04	44.06%	0.25%	—	1.96%	3.79%

Performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and your investment may result in a gain or loss when you sell your shares. To obtain performance information current to the most recent month end, please call 1-888-345-1898 or visit the Funds’ website at www.commonwealthfunds.com.

*	Performance occurred in unusual market conditions and there is no certainty that this type of performance will be repeated.
**
The above expense ratio is from the Funds’ Prospectus dated March 1, 2010. Additional information pertaining to the Funds’ expense ratios as of April 30, 2010 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses would be 3.59%, 4.56%, 3.40% and 3.71% for the Australia/New Zealand Fund, Japan Fund, Global Fund and the Real Estate Securities Fund, respectively.

Investment Risks

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of a Fund will fluctuate as the value of these securities in the portfolio changes.

The Funds’ investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.

International investing involves increased risk and volatility. An investment in a the Commonwealth Australia/New Zealand Fund, the Commonwealth Japan Fund and/or the Commonwealth Global Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Because the Commonwealth Australia/New Zealand Fund and the Commonwealth Japan Fund are non-diversified and invest primarily in industries located principally in Australia, New Zealand and Japan, the Funds are particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of those countries.

The Commonwealth Real Estate Securities Fund’s investments in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Investments are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

By itself none of the Funds constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather change in the value of their investments. Investors should refer to the Funds’ prospectus for a more complete description of risks associated with investing in the Funds.

1

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

PORTFOLIO COMPOSITION – April 30, 2010* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percent of Total
Security Type	Investments
Marine Ports & Services	13.9%
Real Estate	9.6%
Healthcare	5.6%
Utilities	4.9%
Transportation	4.5%
Mining	4.4%
Oil & Gas	4.4%
Bonds – Australia	4.1%
Commercial Services	3.7%
Energy	3.5%
Retail	3.5%
Leisure & Recreation	3.4%
Metal Fabricate/Hardware	3.3%
Multi-Media	3.2%
Insurance	3.1%
Preferred Stocks	3.0%
Food & Beverage	2.9%
Bonds – New Zealand	2.8%
Telecommunications	2.6%
Financial Services	2.6%
Building Materials	1.5%
Apparel	1.5%
Appliances	1.3%
Agriculture	1.3%
Medical Supplies	1.1%
Chemicals – Diversified	1.0%
Pharmaceuticals	0.9%
Human Resources	0.7%
E-Commerce	0.7%
Computer Service	0.4%
Rights & Warrants	0.3%
Banking & Finance	0.3%
100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percent of Total
Security Type	Investments
Electronics	16.5%
Transportation	13.8%
Utilities	9.3%
Retail	7.8%
Healthcare Products	6.3%
Leisure & Recreation	6.2%
Short Term Investments	5.0%
Automotive Parts & Equipment	4.7%
Pharmaceuticals	4.3%
Real Estate	4.1%
Machinery	3.9%
Distribution & Wholesale	3.8%
Insurance	3.4%
Banking & Finance	2.7%
Computers	2.1%
Engineering & Construction	1.6%
Internet Services	1.6%
Food & Beverage	1.5%
Textiles	1.4%
100.0%

COMMONWEALTH GLOBAL FUND
Country or	Percent of Total
Security Type	Investments
United States	41.4%
Great Britain	11.6%
France	6.1%
Israel	4.9%
Preferred Stocks	4.3%
Canada	3.6%
Germany	3.6%
Switzerland	3.5%
Brazil	3.1%
Spain	2.7%
Bonds	2.2%
Netherlands	2.2%
South Korea	2.1%
Mexico	1.9%
Guernsey	1.6%
Japan	1.4%
Portugal	1.3%
Short Term Investments	1.3%
South Africa	1.2%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percent of Total
Security Type	Investments
Short Term Investments	18.5%
REIT – Office Property	13.9%
REIT – Apartments	13.2%
Building Materials	9.6%
Real Estate	7.0%
REIT – Hotels	7.0%
REIT – Shopping Centers	4.7%
Lodging	4.5%
Homebuilders	3.9%
REIT – Diversified	3.9%
REIT – Warehouse & Industrial	3.1%
Bonds	2.6%
REIT – Storage	2.4%
Exchange Traded Funds	2.0%
Retail Building Products	1.6%
REIT – Healthcare	1.2%
Insurance	0.7%
Distribution & Wholesale	0.2%
100.0%

*	Portfolio composition is subject to change.

2

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (25.94%)
COMMON STOCKS (21.86%)

APPAREL (1.49%)
Billabong International, Ltd.(a)	34,791	$365,426
BANKING & FINANCE (0.26%)
Suncorp-Metway, Ltd.(a)	7,622	62,933
BUILDING MATERIALS (1.52%)
Fletcher Building, Ltd.(a)	31,099	188,204
James Hardie Industries NV – ADR*	5,200	184,392
		372,596
CHEMICALS – DIVERSIFIED (0.94%)
Nufarm, Ltd.(a)	32,969	231,411
COMPUTER SERVICE (0.44%)
Computershare, Ltd.(a)	10,000	108,472
E-COMMERCE (0.64%)
Webjet, Ltd.(a)	71,081	156,950
FOOD & BEVERAGE (2.21%)
Woolworths, Ltd.(a)	21,760	542,361
HEALTHCARE (1.33%)
Sonic Healthcare, Ltd.(a)	25,628	326,500
INSURANCE (3.03%)
AMP, Ltd.(a)	20,535	118,046
QBE Insurance Group, Ltd.(a)	32,103	624,523
		742,569
MEDICAL SUPPLIES (1.11%)
Cochlear, Ltd.(a)	4,000	272,506
MINING (4.37%)
Orica, Ltd.(a)	7,158	172,958
OZ Minerals, Ltd.(a)*	308,661	322,878
Pan Australian Resources, Ltd.(a)*	1,250,000	575,956
		1,071,792
OIL & GAS (0.37%)
Woodside Petroleum, Ltd.(a)	2,217	91,899
PHARMACEUTICALS (0.61%)
CSL, Ltd.(a)	5,000	150,003
RETAIL (0.57%)
Wesfarmers, Ltd.(a)	5,203	139,287
TRANSPORTATION (1.31%)
Asciano Group(a)*	50,000	77,459
Toll Holdings, Ltd.(a)	37,358	244,087
		321,546
UTILITIES (1.66%)
AGL Energy, Ltd.(a)	29,492	407,910
TOTAL COMMON STOCKS
(Cost $3,706,254)		5,364,161

	Principal
BONDS (4.03%)
Commonwealth Bank of Australia,
8.50%, 6/1/10	$300,000	301,825
Hanson Australia Funding, Ltd.,
5.25%, 3/15/13	250,000	250,384
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	437,705
TOTAL BONDS (Cost $960,674)		989,914

	Shares
RIGHTS & WARRANTS (0.05%)
Nufarm, Ltd., Strike Price 5.75,
Expiration 5/17/10	6,593	11,527
TOTAL RIGHTS & WARRANTS
(Cost $0)		11,527
TOTAL AUSTRALIA (Cost $4,666,928)		6,365,602
NEW ZEALAND (72.05%)
COMMON STOCKS (66.16%)

AGRICULTURE (1.23%)
PGG Wrightson, Ltd.(a)*	788,676	301,315
APPLIANCES (1.25%)
Scott Technology, Ltd.(a)	324,770	306,768
COMMERCIAL SERVICES (3.59%)
Guinness Peat Group PLC(a)	589,300	374,593
Mowbray Collectables, Ltd.(c)*	821,593	507,425
		882,018
ENERGY (3.45%)
Pike River Coal Co., Ltd.(a)*	1,044,746	846,881
FINANCIAL SERVICES (2.56%)
Canterbury Building Society*	308,932	628,517
FOOD & BEVERAGE (0.62%)
Just Water International, Ltd.	802,670	151,637
HEALTHCARE (4.17%)
Fisher & Paykel Healthcare Corp., Ltd.(a)	275,862	704,849
Ryman Healthcare, Ltd.(a)	205,000	319,390
		1,024,239

See accompanying notes to financial statements.

3

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (72.05%) – Continued
COMMON STOCKS (66.16%) – Continued

HUMAN RESOURCES (0.66%)
Allied Work Force Group, Ltd.(a)	277,500	$161,305
LEISURE & RECREATION (3.37%)
Tourism Holdings, Ltd.(a)	1,222,569	826,627
MARINE PORTS & SERVICES (13.65%)
Cavotec MSL Holdings, Ltd.	190,000	389,313
Northland Port Corp. (NZ), Ltd.(a)	81,425	100,578
Port of Tauranga, Ltd.(a)	175,000	888,302
South Port of New Zealand, Ltd.	1,027,930	1,971,805
		3,349,998
METAL FABRICATE/HARDWARE (3.27%)
Methven, Ltd.(a)	606,250	688,104
Steel & Tube Holdings, Ltd.(a)	60,000	114,542
		802,646
MULTI-MEDIA (3.12%)
Sky Network Television, Ltd.(a)	209,745	764,655
OIL & GAS (3.90%)
New Zealand Oil & Gas, Ltd.(a)	853,845	957,552
PHARMACEUTICALS (0.27%)
Life Pharmacy, Ltd.*	281,673	67,539
REAL ESTATE (9.38%)
Goodman Property Trust(a)	493,572	358,204
ING Medical Properties Trust(a)	408,555	361,837
ING Property Trust(a)	999,191	558,230
Kermadec Property Fund	1,180,288	420,224
Kiwi Income Property Trust(a)	218,083	159,452
National Property Trust(a)	1,275,000	443,648
		2,301,595
RETAIL (2.87%)
Briscoe Group, Ltd.(a)	405,000	380,637
Colonial Motor Co., Ltd.	199,565	323,360
		703,997
TELECOMMUNICATIONS (2.58%)
TeamTalk, Ltd.(a)	403,590	633,114
TRANSPORTATION (3.09%)
Freightways, Ltd.(a)	113,540	261,997
Mainfreight, Ltd.(a)	105,000	496,064
		758,061
UTILITIES (3.13%)
Infratil, Ltd.(a)	616,549	768,941
TOTAL COMMON STOCKS
(Cost $14,786,514)		$16,237,405
PREFERRED STOCKS (2.94%)
ASB Capital, Ltd., 3.86%(a)**	954,218	519,958
CBA Capital Australia, Ltd.,
3.82%, 4/15/15%**	300,000	201,632
TOTAL PREFERRED STOCKS
(Cost $889,052)		721,590
RIGHTS & WARRANTS (0.22%)
Pike River Coal, Ltd., Strike
Price 1.25, Expiration 4/24/11	350,000	53,405
TOTAL RIGHTS & WARRANTS
(Cost $0)		53,405
	Principal
BONDS (2.73%)
ANZ National Bank, Ltd.,
8.50%, 6/9/10%(b)	$500,000	365,302
Sky Network Television, Ltd.,
4.01%, 10/16/16(b)**	500,000	305,173
TOTAL BONDS (Cost $699,773)		670,475
TOTAL NEW ZEALAND
(Cost $16,375,339)		17,682,875
TOTAL INVESTMENTS
(Cost $21,042,267) – (97.99%)		24,048,477
OTHER ASSETS IN EXCESS OF
LIABILITIES – (2.01%)		494,323
NET ASSETS – (100.00%)		$24,542,800

*	Non-income producing security.
**	Rate shown represents the rate at April 30, 2010, is subject to change and resets annually.
(a)	Fair Value Security. These securities represent 71.22% of the net assets as of April 30, 2010.
(b)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(c)	Affiliated Investment. See Note 5 of the Notes to financial statements.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying notes to financial statements.

4

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (94.24%)
AUTOMOTIVE PARTS & EQUIPMENT (4.62%)
Daihatsu Motor Co., Ltd.(a)	5,000	$48,303
NGK Spark Plug Co., Ltd.(a)	6,000	81,329
Sumitomo Rubber Industries, Ltd.(a)	10,000	89,565
		219,197
BANKING & FINANCE (2.64%)
Sumitomo Mitsui Financial
Group, Inc.(a)	3,800	125,388
COMPUTERS (2.05%)
Melco Holdings, Inc.(a)	3,500	97,285
DISTRIBUTION & WHOLESALE (3.74%)
Marubeni Corp.(a)	30,000	177,768
ELECTRONICS (16.40%)
Fanuc, Ltd.(a)	1,500	177,462
Fujitsu, Ltd.(a)	10,000	70,792
Hamamatsu Photonics K.K.(a)	1,500	42,480
Hitachi Kokusai Electric, Inc.(a)	5,000	52,361
Hoya Corp.(a)	4,000	110,043
Nippon Signal Co., Ltd.(a)	6,000	51,659
Star Micronics Co., Ltd.(a)	5,000	62,009
Taiyo Yuden Co., Ltd.(a)	8,000	122,370
TOYO Corp.(a)	8,000	89,697
		778,873
ENGINEERING & CONSTRUCTION (1.54%)
Kajima Corp.(a)	18,000	45,616
Taihei Dengyo Kaisha, Ltd.(a)	3,000	27,466
		73,082
FOOD & BEVERAGE (1.51%)
Kirin Brewery Co., Ltd.(a)	5,000	71,805
HEALTHCARE-PRODUCTS (6.21%)
Asahi Intecc Co., Ltd.(a)	4,000	70,463
Terumo Corp.(a)	2,500	127,419
Unicharm Corp.(a)	1,000	97,108
		294,990
INSURANCE (3.42%)
T & D Holdings, Inc.(a)	2,000	52,115
Tokio Marine Holdings, Inc. – ADR	3,750	110,250
		162,365
INTERNET SERVICES (1.63%)
Gree, Inc.(a)	1,400	77,292
LEISURE & RECREATION (6.18%)
Nintendo Co., Ltd.(a)	600	201,686
Sankyo Co., Ltd.(a)	2,000	91,944
		293,630
MACHINERY (3.85%)
Meidensha Corp.(a)	18,000	82,354
Okano Valve Manufacturing. Co.(a)	5,000	48,637
Torishima Pump
Manufacturing. Co., Ltd.(a)	2,500	51,752
		182,743
PHARMACEUTICALS (4.30%)
Chugai Pharmaceutical Co., Ltd.(a)	6,500	117,921
Takeda Pharmaceutical Co., Ltd.(a)	2,000	86,085
		204,006
REAL ESTATE (4.06%)
Sumitomo Realty &
Development Co., Ltd.(a)	6,000	123,549
Tokyo Tatemono Co., Ltd.(a)	15,000	69,291
		192,840
RETAIL (7.73%)
ABC-Mart, Inc.(a)	2,000	71,540
Nitori Co., Ltd.(a)	600	47,105
Sundrug Co., Ltd.(a)	4,000	92,867
Yamada Denki Co., Ltd.(a)	2,000	155,583
		367,095
TEXTILES (1.43%)
Ichikawa Co., Ltd.(a)	35,000	67,812
TRANSPORTATION (13.74%)
East Japan Railway Co.(a)	1,500	100,204
Hankyu Hanshin Holdings, Inc.(a)	22,000	102,445
Keihin Electric Express
Railway Co., Ltd.(a)	13,000	109,025
Keio Corp.(a)	18,000	116,417
Tobu Railway Co., Ltd.(a)	18,000	94,882
Yamato Holdings Co., Ltd.(a)	9,000	129,436
		652,409

See accompanying notes to financial statements.

5

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Japan Fund
	Shares	Value
COMMON STOCKS (94.24%) – Continued
UTILITIES (9.19%)
Hokkaido Electric Power Co., Inc.(a)	6,000	$116,497
Toho Gas Co., Ltd.(a)	35,000	176,989
Tohoku Electric Power Co., Inc.(a)	7,000	142,715
		436,201
TOTAL COMMON STOCKS
(Cost $3,465,817)		4,474,781
SHORT TERM INVESTMENT (4.97%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.03%(b)
(Cost $235,875)	235,875	235,875
TOTAL INVESTMENTS
(Cost $3,701,692) – (99.21%)		4,710,656
OTHER ASSETS IN EXCESS OF
LIABILITIES – (0.79%)		37,563
NET ASSETS – (100.00%)		$4,748,219

(a)	Fair Value Security. These securities represents 91.92% of the net assets as of April 30, 2010.
(b)	Rate disclosed is the seven day yield as of April 30, 2010.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Global Fund
	Shares	Value
COMMON STOCKS (91.99%)
BRAZIL (3.09%)
Cia de Saneamento Basico do Estado
de Sao Paulo – ADR	5,000	$196,750
Vale SA - ADR	10,000	306,300
		503,050
CANADA (3.55%)
InterOil Corp.*	5,000	335,350
Vitran Corp., Inc.*	16,000	243,040
		578,390
FRANCE (6.07%)
Arkema – ADR	6,130	256,847
BNP Paribas – ADR	6,000	205,800
France Telecom SA – ADR	11,000	242,000
Total SA - ADR	5,200	282,776
		987,423
GERMANY (3.62%)
E.ON AG - ADR	8,000	295,520
Siemens AG – ADR	3,000	292,920
		588,440
GREAT BRITAIN (11.57%)
Anglo American PLC – ADR*	11,830	249,021
BG Group PLC – ADR	2,000	173,600
British Airways PLC – ADR*	3,800	133,076
Diageo PLC – ADR	2,000	136,280
GlaxoSmithKline PLC – ADR	6,000	223,740
National Grid PLC – ADR	3,188	154,650
Old Mutual PLC – ADR*	15,000	211,500
Prudential PLC – ADR	18,000	313,740
Tate & Lyle PLC – ADR	4,000	111,240
Vodafone Group PLC – ADR	7,875	174,825
		1,881,672
GUERNSEY (1.57%)
Amdocs, Ltd.*	8,000	255,520
ISRAEL (4.91%)
NICE Systems, Ltd. – ADR*	10,000	318,100
Teva Pharmaceutical
Industries, Ltd. – ADR	8,198	481,468
		799,568
JAPAN (1.43%)
Nidec Corp. – ADR	9,000	232,560
MEXICO (1.92%)
Grupo Televisa SA – ADR	15,000	311,700
NETHERLANDS (2.21%)
ING Groep NV – ADR*	9,842	87,299
Unilever NV – NYS	9,000	272,340
		359,639
PORTUGAL (1.26%)
Portugal Telecom SGPS SA – ADR	20,300	205,233
SOUTH AFRICA (1.18%)
Sanlam, Ltd. – ADR	5,000	83,250
Shoprite Holdings, Ltd. – ADR	5,000	108,500
		191,750
SOUTH KOREA (2.06%)
Korea Electric Power Corp. – ADR*	8,000	120,320
KT Corp. - ADR	9,500	214,700
		335,020
SPAIN (2.72%)
Banco Bilbao Vizcaya Argentaria
SA – ADR	17,497	229,736
Banco Santander Central Hispano
SA – ADR	17,186	212,075
		441,811
SWITZERLAND (3.54%)
Nestle SA – ADR	7,750	378,975
Roche Holdings AG – ADR	5,000	197,000
		575,975
UNITED STATES (41.29%)
AGCO Corp.*	12,000	420,240
American National Insurance Co.	4,498	495,500
BJ’s Wholesale Club, Inc.*	5,075	194,271
Bunge, Ltd.	6,500	344,175
Chemed Corp.	5,200	286,052
Conmed Corp.*	15,720	349,613
Dentsply International, Inc.	6,700	245,488
DST Systems, Inc.	7,385	313,493
Electronic Arts, Inc.*	10,000	193,700
KVH Industries, Inc.*	30,000	452,100
LifePoint Hospitals, Inc.*	6,500	248,170
Lubrizol Corp.	5,055	456,669
Lufkin Industries, Inc.	6,000	510,780
Norfolk Southern Corp.	9,000	533,970
Northwest Natural Gas Co.	5,000	236,950
Pentair, Inc.	12,760	461,401
Tetra Tech, Inc.*	4,000	97,400
Valero Energy Corp.	20,000	415,800

See accompanying notes to financial statements.

7

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Global Fund
	Shares	Value
COMMON STOCKS (91.99%) – Continued
UNITED STATES (41.29%) – Continued
Varian Semiconductor Equipment
Associates, Inc.*	14,000	$461,160
		6,716,932
TOTAL COMMON STOCKS
(Cost $11,882,161)		14,964,683
PREFERRED STOCKS (4.31%)
Chesapeake Energy Corp., 1.13%,
12/31/49**	1,000	83,590
HSBC USA, Inc., Series F, 0.21%,
Callable 6/11/10 @ $25(a)	18,000	392,760
HSBC USA, Inc., Series G, 0.24%,
Callable 1/1/11 @ $25(a)	10,000	225,300
TOTAL PREFERRED STOCKS
(Cost $561,255)		701,650
	Principal
BONDS (2.24%)
JP Morgan Chase & Co.,
0.00%, 2/10/11%***	$150,000	168,645
Toyota Motor Credit Corp.,
Step-up Bond, 4.75%, 2/4/25(a)	200,000	195,012
TOTAL BONDS (Cost $347,996)		363,657
	Shares
SHORT TERM INVESTMENT (1.31%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.03%(b)
(Cost $212,527)	212,527	212,527
TOTAL INVESTMENTS
(Cost $13,003,939) – (99.85%)		16,242,517
OTHER ASSETS IN EXCESS OF
LIABILITIES – (0.15%)		24,942
NET ASSETS – (100.00%)		$16,267,459

*	Non-income producing security.
**	Convertible to common shares.
***
Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 X (Ending Index Value – Starting Index Value)/Starting Index Value.

(a)	Variable Rate Security. This rate reflected in the Schedule of Investments is the rate in effect at April 30, 2010.
(b)	Rate disclosed is the seven day yield as of April 30, 2010.
ADR	American Depositary Receipt
NYS	New York Share
PLC	Public Limited Company

See accompanying notes to financial statements.

8

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (76.78%)
BUILDING MATERIALS (9.58%)
Cemex SAB de CV – ADR*	12,480	$148,262
CRH PLC - ADR	9,200	263,028
James Hardie Industries NV – ADR*	6,900	244,674
Lafarge SA – ADR	5,000	90,900
USG Corp.*	7,000	165,200
		912,064
DISTRIBUTION & WHOLESALE (0.21%)
Wolseley PLC – ADR	8,000	20,000
HOMEBUILDERS (3.90%)
Desarrolladora Homex SA de
CV – ADR*	7,000	202,650
Toll Brothers, Inc.*	7,500	169,275
		371,925
INSURANCE (0.72%)
Stewart Information Services Corp.	6,000	68,280
LODGING (4.50%)
Home Inns & Hotels Management,
Inc. – ADR*	7,000	243,950
Marriott International, Inc.	5,035	185,087
		429,037
REAL ESTATE (6.97%)
Alto Palermo SA – ADR	17,000	184,450
Hang Lung Properties, Ltd. – ADR	18,000	325,800
W.P. Carey & Co., LLC	5,000	153,900
		664,150
REAL ESTATE INVESTMENT TRUSTS – APARTMENTS (13.17%)
American Campus Communities, Inc.	1,100	30,987
AvalonBay Communities, Inc.	1,547	160,950
Camden Property Trust	5,000	242,150
Education Realty Trust, Inc.	9,000	63,630
Equity Residential	6,000	271,620
Essex Property Trust, Inc.	900	95,238
M.D.C Holdings, Inc.	5,000	191,500
Mid-America Apartment
Communities, Inc.	800	44,216
UDR, Inc.	7,565	153,645
		1,253,936
REAL ESTATE INVESTMENT
TRUSTS – DIVERSIFIED (3.88%)
China Housing & Land Development,
Inc.*	25,000	86,500
National Retail Properties, Inc.	4,000	94,120
Washington Real Estate Investment
Trust	6,000	188,700
		369,320
REAL ESTATE INVESTMENT
TRUSTS – HEALTH CARE (1.18%)
Health Care REIT, Inc.	2,500	112,325
REAL ESTATE INVESTMENT
TRUSTS – HOTELS (6.97%)
Host Hotels & Resorts, Inc.	15,317	249,054
LaSalle Hotel Properties	12,000	316,200
Pebblebrook Hotel Trust*	5,000	98,500
		663,754
REAL ESTATE INVESTMENT TRUSTS -
OFFICE PROPERTY (13.94%)
Alexandria Real Estate Equities, Inc.	2,500	177,025
BioMed Realty Trust, Inc.	9,000	166,590
Boston Properties, Inc.	2,500	197,150
Corporate Office Properties Trust	4,000	161,800
Douglas Emmett, Inc.	6,000	100,440
HRPT Properties Trust	10,100	79,184
SL Green Realty Corp.	3,000	186,510
Vornado Realty Trust	3,107	259,031
		1,327,730
REAL ESTATE INVESTMENT TRUSTS -
SHOPPING CENTERS (4.76%)
Acadia Realty Trust	4,985	95,114
Kimco Realty Corp.	4,000	62,360
Kite Realty Group Trust	10,000	54,200
Saul Centers, Inc.	4,100	162,073
Weingarten Realty Investors	3,450	79,764
		453,511
REAL ESTATE INVESTMENT
TRUSTS – STORAGE (2.36%)
Extra Space Storage, Inc.	15,000	225,300

See accompanying notes to financial statements.

9

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

SCHEDULE OF INVESTMENTS – April 30, 2010 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (76.78%) - Continued
REAL ESTATE INVESTMENT TRUSTS – WAREHOUSE & INDUSTRIAL (3.07%)
AMB Property Corp.	3,500	$97,510
EastGroup Properties, Inc.	3,000	122,640
ProLogis	5,500	72,435
		292,585
RETAIL BUILDING PRODUCTS (1.57%)
Kingfisher PLC – ADR	20,000	149,200
TOTAL COMMON STOCKS
(Cost $7,369,023)		7,313,117
EXCHANGE TRADED FUNDS (1.99%)
Claymore/AlphaShares China REIT	6,000	100,680
SPDR Dow Jones Wilshire International REIT	2,500	88,400
TOTAL EXCHANGE TRADED FUNDS
(Cost $207,393)		189,080
	Principal
BONDS (2.63%)
Hanson Australia Funding, Ltd.,
5.25%, 3/15/13	$250,000	$250,384
TOTAL BONDS (Cost $250,697)		250,384
	Shares
SHORT TERM INVESTMENT (18.51%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.03%(a)
(Cost $1,762,593)	1,762,593	1,762,593
TOTAL INVESTMENTS
(Cost $9,589,706) – (99.91%)		9,515,174
OTHER ASSETS IN EXCESS OF
LIABILITIES – (0.09%)		8,978
NET ASSETS – (100.00%)		$9,524,152

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of April 30, 2010.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

10

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COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2010 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
ASSETS:
Investments, at value (Cost $20,283,949, $3,701,692, $13,003,939 and $9,589,706)	$23,541,052	$ 4,710,656	$16,242,517	$ 9,515,174
Investments in affiliated companies, at value (Cost $758,318, $0, $0, and $0)	507,425	—	—	—
Total Investments, at value (Cost $21,042,267, $3,701,692, $13,003,939 and $9,589,706)	24,048,477	4,710,656	16,242,517	9,515,174
Foreign currency, at value (Cost $700,444, $4,308, $0 and $0)	715,233	4,255	—	—
Interest and dividends receivable	33,959	33,358	34,685	10,356
Receivable for shares of beneficial interest issued	28	270	178	14
Prepaid expenses	23,990	12,722	16,684	16,254
Total Assets	24,821,687	4,761,261	16,294,064	9,541,798
LIABILITIES:
Payable for shares of beneficial interest redeemed	66,920	—	—	—
Line of credit borrowing	169,146	—	—	—
Accrued expenses and other payables:
Investment advisory	15,333	2,792	10,237	5,724
Administration	—	75	—	—
Distribution	5,111	591	3,460	1,908
Accounting and transfer agent	6,996	5,519	3,272	3,252
Trustee	2,188	529	1,353	939
Compliance	3,157	722	1,853	1,272
Custodian	1,147	238	139	110
Other	8,889	2,576	6,291	4,441
Total Liabilities	278,887	13,042	26,605	17,646
NET ASSETS	$24,542,800	$ 4,748,219	$16,267,459	$ 9,524,152
NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE(a):
(2,428,732, 1,666,493, 1,083,414, and 945,792, shares of
beneficial interest outstanding, respectively, par value
$0.01, unlimited shares authorized)	$ 10.11	$ 2.85	$ 15.02	$ 10.07

NET ASSETS CONSISTS OF:
Paid-in-beneficial interest	23,104,740	4,831,655	13,152,376	10,385,304
Accumulated net investment loss	(168,632)	(50,392)	(98,894)	(15,645)
Accumulated net realized losses from investments, written options and foreign currency transactions	(1,414,833)	(1,041,425)	(24,601)	(770,975)
Net unrealized appreciation (depreciation) on investments, written options and foreign currency translations	3,021,525	1,008,381	3,238,578	(74,532)
NET ASSETS	$24,542,800	$4,748,219	$16,267,459	$ 9,524,152

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

12

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

STATEMENTS OF OPERATIONS – April 30, 2010 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME:
Interest	$ 64,567	$ 1,042	$ 4,682	$ 7,852
Dividends	485,711	43,581	167,837	108,432
Foreign tax withholding	(45,229)	(2,858)	(15,190)	—
Total Investment Income	505,049	41,765	157,329	116,284
EXPENSES:
Management fees	97,617	16,680	59,641	32,416
Legal fees	27,246	4,654	14,759	8,393
Administration fees	66,400	11,436	40,696	21,966
Accounting and transfer agent fees	50,023	29,551	21,947	17,917
Distribution fees	32,539	3,788	18,488	10,805
Custodian fees	8,336	1,207	911	675
Miscellaneous fees	45,873	8,054	25,989	14,777
Trustee fees and expenses	20,699	3,404	11,287	6,372
Consulting services fees	13,611	2,338	7,789	4,390
Compliance fees	26,464	4,391	14,644	8,208
State registration and filing fees	8,967	6,550	8,213	6,010
Interest expense	2,442	104	203	—
Total Expenses	400,217	92,157	224,567	131,929
Net Investment Income (Loss)	104,832	(50,392)	(67,238)	(15,645)
REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments, unaffiliated issuers	689,926	30,256	188,003	(477,609)
Net realized loss from written options transactions	—	—	—	(46,255)
Net realized loss on foreign currency transactions	(33,644)	(4,720)	—	—
Net change in unrealized appreciation/depreciation on:
Investments, unaffiliated issuers	121,811	288,766	1,667,527	1,998,885
Investments, affiliated issuers	(75,846)	—	—	—
Written options	—	—	—	106,967
Foreign currency translations	25,310	(666)	—	—
Net realized/unrealized gain (loss) from investments, written
options and foreign currency transactions	727,557	313,636	1,855,530	1,581,988
Net Increase In Net Assets Resulting From Operations	$832,389	$263,244	$1,788,292	$1,566,343

See accompanying notes to financial statements.

13

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth		Commonwealth
	Australia/New Zealand Fund		Japan Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$ 104,832	$ 191,425	$ (50,392)	$ (120,111)
Net realized gain (loss) from investments	689,926	(2,527,680)	30,256	(825,428)
Net realized gain (loss) from foreign currency transactions	(33,644)	226,946	(4,720)	20,036
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	71,275	8,100,162	288,100	1,391,898
Change in net assets resulting from operations	832,389	5,990,853	263,244	466,395

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:	—	(3,157,460)	—	—
Net realized gains:	—	(2,209,536)	—	—
Change in net assets from distributions	—	(5,366,996)	—	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,875,849	14,887,002	1,188,621	3,182,001
Dividends reinvested	—	4,496,054	—	—
Cost of shares redeemed	(9,140,177)	(10,996,573)	(1,136,136)	(4,122,450)
Redemption fees	—	211	32	1,922
Change in net assets resulting from capital transactions	(5,264,328)	8,386,694	52,517	(938,527)
Change in net assets	(4,431,939)	9,010,551	315,761	(472,132)

NET ASSETS:
Beginning of period	28,974,739	19,964,188	4,432,458	4,904,590
End of period	$24,542,800	$28,974,739	$4,748,219	$4,432,458
Accumulated net investment loss	$ (168,632)	$ (273,464)	$ (50,392)	$ —

SHARE TRANSACTIONS:
Issued	388,045	1,744,415	438,536	1,318,566
Reinvested	—	627,065	—	—
Redeemed	(904,286)	(1,263,574)	(419,547)	(1,655,957)
Change in shares	(516,241)	1,107,906	18,989	(337,391)

See accompanying notes to financial statements.

14

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth		Commonwealth Real Estate
	Global Fund		Securities Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
OPERATIONS:
Net investment loss	$ (67,238)	$ (121,757)	$ (15,645)	$ (8,525)
Net realized gain (loss) from investments and written options	188,003	(80,602)	(523,864)	89,035
Net change in unrealized appreciation/depreciation on investments and written options	1,667,527	2,954,946	2,105,852	890,731
Change in net assets resulting from operations	1,788,292	2,752,587	1,566,343	971,241

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,203,603	1,794,773	651,797	1,466,002
Cost of shares redeemed	(1,676,963)	(2,922,627)	(882,879)	(2,438,062)
Redemption fees	5	2	—	—
Change in net assets resulting from capital transactions	(473,355)	(1,127,852)	(231,082)	(972,060)
Change in net assets	1,314,937	1,624,735	1,335,261	(819)

NET ASSETS:
Beginning of period	14,952,522	13,327,787	8,188,891	8,189,710
End of period	$16,267,459	$14,952,522	$9,524,152	$8,188,891
Accumulated net investment loss	$ (98,894)	$ (31,656)	$ (15,645)	$ —

SHARE TRANSACTIONS:
Issued	83,064	161,784	72,700	207,119
Redeemed	(115,776)	(239,378)	(99,057)	(317,642)
Change in shares	(32,712)	(77,594)	(26,357)	(110,523)

See accompanying notes to financial statements.

15

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year	For the year	For the year	For the year		For the year
	4/30/10		ended	ended	ended	ended		ended
	(Unaudited)		10/31/09	10/31/08	10/31/07	10/31/06		10/31/05

Net Asset Value, Beginning of Period	$9.84		$10.87	$20.34	$17.44	$16.43		$16.39

Change in net assets from operations:
Net investment income	0.04	(c)	0.08 (c)	1.04	0.19	0.26		0.35
Net realized and unrealized gain (loss) from investments	0.23		1.95	(8.47)	5.00	1.98		1.41
Total from investment activities	0.27		2.03	(7.43)	5.19	2.24		1.76

Distributions:
Net investment income	—		(1.80)	(0.60)	(0.06)	(0.48)		(0.48)
Net realized gains	—		(1.26)	(1.44)	(2.23)	(0.75)		(1.24)
Total distributions	—		(3.06)	(2.04)	(2.29)	(1.23)		(1.72)
Redemption fees	—		— (d)	—	—	—		—

Net Asset Value, End of Period	$10.11		$9.84	$10.87	$20.34	$17.44		$16.43

Total return	2.74	%(a)	29.09%	(40.25)%	32.60%	14.58%		11.08%

Net assets at end of period (000’s)	$24,543		$28,975	$19,964	$45,443	$35,091		$52,980

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.08	%(b)	3.59%	2.74%	2.55%	2.94	%(e)(f)	2.12	%(e)
Ratio of net investment income to average net assets	0.81	%(b)	0.95%	5.67%	1.03%	1.32	%(e)	2.29	%(e)
Portfolio turnover rate	7	%(a)	34%	21%	21%	20%		32%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Calculated using the average shares method.
(d)	Value is less than $0.005 per share.
(e)	In accordance with a requirement of the Securities and Exchange Commissions (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.94% and 1.32%, respectively, for the year ended October 31, 2006 and 2.12% and 2.29%, respectively, for the year ended October 31, 2005.
(f)	The reimbursement of certain interest costs by FCA Corp related to an SEC settlement on November 29, 2006 reduced the expense ratio by 0.01%.

See accompanying notes to financial statements.

16

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year		For the year	For the year	For the year		For the year
	4/30/10		ended		ended	ended	ended		ended
	(Unaudited)		10/31/09		10/31/08	10/31/07	10/31/06		10/31/05

Net Asset Value, Beginning of Period	$2.69		$2.47		$3.82	$4.33	$4.15		$3.61

Change in net assets from operations:
Net investment loss	(0.03	)(c)	(0.06	)(c)	(0.04)	(0.07)	(0.09)		(0.07)
Net realized and unrealized gain (loss) from investments	0.19		0.28		(1.31)	0.11	0.32		0.61
Total from investment activities	0.16		0.22		(1.35)	0.04	0.23		0.54

Distributions:
Net realized gains	—		—		—	(0.55)	(0.05)		—
Total distributions	—		—		—	(0.55)	(0.05)		—
Redemption fees	—	(d)	—	(d)	—	—	—		—

Net Asset Value, End of Period	$2.85		$2.69		$2.47	$3.82	$4.33		$4.15

Total return	5.95	%(a)	8.91%		(35.34)%	1.02%	5.60%		14.96%

Net assets at end of period (000’s)	$4,748		$4,432		$4,905	$8,121	$8,291		$8,395

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	4.14	%(b)	4.56%		3.33%	3.19%	3.20	%(e)(f)	3.07	%(e)
Ratio of net investment loss to average net assets	(2.26	)%(b)	(2.58)%		(1.36)%	(1.78)%	(1.86	)%(e)	(1.57	)%(e)
Portfolio turnover rate	8	%(a)	30%		10%	2%	50%		47%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Calculated using the average shares method.
(d)	Value is less than $0.005 per share.
(e)	In accordance with a requirement of the SEC, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment loss to average daily net assets, net of fees paid indirectly would have been 3.19% and (1.85)%, respectively, for the year ended October 31, 2006 and 3.03% and (1.53)%, respectively, for the year ended October 31, 2005.
(f)	The reimbursement of certain interest costs by FCA Corp related to an SEC settlement on November 29, 2006 reduced the expense ratio by 0.15%.

See accompanying notes to financial statements.

17

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year		For the year	For the year	For the year		For the year
	4/30/10		ended		ended	ended	ended		ended
	(Unaudited)		10/31/09		10/31/08	10/31/07	10/31/06		10/31/05

Net Asset Value, Beginning of Period	$13.40		$11.16		$19.97	$17.07	$15.06		$13.89

Change in net assets from operations:
Net investment income (loss)	(0.06	)(c)	(0.10	)(c)	(0.02)	0.04	(0.09)		(0.01)
Net realized and unrealized gain (loss) from investments	1.68		2.34		(7.60)	3.77	2.47		1.63
Total from investment activities	1.62		2.24		(7.62)	3.81	2.38		1.62

Distributions:
Net investment income	—		—		(0.01)	—	—		—
Net realized gains	—		—		(1.18)	(0.91)	(0.37)		(0.45)
Total distributions	—		—		(1.19)	(0.91)	(0.37)		(0.45)
Redemption fees	—	(d)	—	(d)	—	—	—		—

Net Asset Value, End of Period	$15.02		$13.40		$11.16	$19.97	$17.07		$15.06

Total return	12.09	%(a)	20.07%		(40.36)%	23.13%	16.04%		11.68%

Net assets at end of period (000’s)	$16,267		$14,953		$13,328	$29,041	$23,525		$20,356

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.82	%(b)	3.40%		2.43%	2.34%	2.72	%(e)	2.38	%(e)
Ratio of net investment income (loss) to average net assets	(0.85	)%(b)	(0.92)%		(0.12)%	0.27%	(0.55	)%(e)	(0.15	)%(e)
Portfolio turnover rate	7	%(a)	12%		7%	12%	36%		33%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Calculated using the average shares method.
(d)	Value is less than $0.005 per share.
(e)	In accordance with a requirement of the SEC, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment loss to average daily net assets, net of fees paid indirectly would have been 2.72% and (0.55)%, respectively, for the year ended October 31, 2006 and 2.33% and (0.10)%, respectively, for the year ended October 31, 2005.

See accompanying notes to financial statements.

18

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year		For the year	For the year	For the year		For the year
	4/30/10		ended		ended	ended	ended		ended
	(Unaudited)		10/31/09		10/31/08	10/31/07	10/31/06		10/31/05

Net Asset Value, Beginning of Period	$8.42		$7.56		$14.21	$14.06	$11.85		$10.54

Change in net assets from operations:
Net investment income (loss)	(0.02	)(c)	(0.01	)(c)	(0.08)	0.06	0.04		0.11
Net realized and unrealized gain (loss) from investments	1.67		0.87		(5.45)	0.21	2.28		1.28
Total from investment activities	1.65		0.86		(5.53)	0.27	2.32		1.39

Distributions:
Net investment income	—		—		—	(0.09)	(0.11)		(0.07)
Net realized gains	—		—		(0.95)	(0.03)	—	(d)	(0.01)
Return of capital	—		—		(0.17)	—	—		—
Total distributions	—		—		(1.12)	(0.12)	(0.11)		(0.08)

Net Asset Value, End of Period	$10.07		$8.42		$7.56	$14.21	$14.06		$11.85

Total return	19.60	%(a)	11.38%		(41.65)%	1.91%	19.74%		13.11%

Net assets at end of period (000’s)	$9,524		$8,189		$8,190	$15,037	$14,578		$12,490

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.05	%(b)	3.71%		2.55%	2.49%	2.87	%(e)	2.66	%(e)
Ratio of net investment income (loss) to average net assets	(0.36	)%(b)	(0.11)%		(0.66)%	0.41%	0.29	%(e)	0.93	%(e)
Portfolio turnover rate	12	%(a)	5%		13%	20%	8%		5%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Calculated using the average shares method.
(d)	Value is less than $0.005 per share.
(e)	In accordance with a requirement of the SEC, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.86% and 0.30%, respectively, for the year ended October 31, 2006 and 2.62% and 0.97%, respectively, for the year ended October 31, 2005.

See accompanying notes to financial statements.

19

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS - April 30, 2010 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of four diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Japan, Australia/New Zealand or Real Estate).

The Australia/New Zealand Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock, debt securities denominated in the Australian or New Zealand currency and securities of Australia/New Zealand issuers. Australian/New Zealand issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand; and Australian and/or New Zealand central and local government entities.

The Japan Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock, debt securities denominated in Yen and securities of Japanese issuers. Japanese issuers include: issuers that are organized under Japanese law; issuers that are listed on one or more of the Japanese stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan; and Japanese central and local government entities.

The Global Fund invests primarily in U.S. and foreign equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities. Although the Fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies. Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. The Global Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on a stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued by government entities other than the United States.

The Real Estate Securities Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of companies in real estate industries, which may include real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Fund’s investments normally will be allocated among a number of companies representing diverse investment policies and real property holdings. Consistent with the Fund’s investment objective, certain securities will be selected for high current return, while others will be chosen for long-term capital appreciation potential.

Note 3 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of financial statements for the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby fair value prices provided by a pricing service will be utilized if certain conditions are met. For the period ended April 30, 2010, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value.

20

COMMON WEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS - April 30, 2010 (Unaudited) (Continued)

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical assets.

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2010:

		Level 2
	Level 1 –	Other Significant
	Quoted Prices	Observative Inputs	Total**

	Investment	Investment	Investment
Fund	Securities	Securities	Securities

Australia/New Zealand Fund
Security Type
Common Stocks*	$4,644,212	$16,957,354	$21,601,566
Bonds	—	1,660,389	1,660,389
Preferred Stocks	—	721,590	721,590
Rights & Warrants	—	64,932	64,932
Total	$4,644,212	$19,404,265	$24,048,477
Japan Fund
Security Type
Common Stocks*	$110,250	$4,364,531	$4,474,781
Short Term Investment	235,875	—	235,875
Total	$346,125	$4,364,531	$4,710,656
Global Fund
Security Type
Common Stocks*	$14,964,683	$—	$14,964,683
Preferred Stocks	701,650	—	701,650
Bonds	—	363,657	363,657
Short Term Investment	212,527	—	212,527
Total	$15,878,860	$363,657	$16,242,517
Real Estate Securities Fund
Security Type
Common Stocks*	$7,313,117	$—	$7,313,117
Exchange Traded Funds	189,080	—	189,080
Bonds	—	250,384	250,384
Short Term Investments	1,762,593	—	1,762,593
Total	$9,264,790	$250,384	$9,515,174
*	Please refer to the Schedule of Investments to view equity securities segregated by industry type or country.
**	During the period ended April 30, 2010, there were no Level 3 securities.

21

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited) (Continued)

C) Accounting Pronouncements – In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. At this time the Trust is evaluating the implications of the amendment and the impact to the financial statements.

D) Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

E) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

F) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

G) Federal Income Taxes – No provision has been made for Federal income taxes because it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains to relieve it from all, or substantially all, such taxes.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

Uncertain tax positions are required to be recognized, measured, presented, and disclosed in the financial statements. For the period ended April 30, 2010 the Funds have not recognized any tax liability for unrecognized tax benefits. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax periods (i.e., the last three tax year ends and the interim tax period since then, as applicable) remain subject to examination by U.S. tax authorities.

H) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, short-term gains and capital loss carryovers.

I) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period April 30, 2010, the Japan Fund and Global Fund had contributions to capital due to redemption fees in the amount of $32 and $5, respectively. There were no redemption fees for the Australia/New Zealand Fund or Real Estate Securities Fund for the period.

J) Option Accounting Principles – When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited) (Continued)

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

K) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s inability to be able to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. As of April 30, 2010, the Funds held no foreign currency contracts.

L) Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

M) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 - Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp (“FCA”) as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, FCA is paid a monthly fee based on the average daily net assets at the annual rate of 0.75%. Certain officers of the Trust are also officers of FCA.

B) Administration, Fund Accounting and Transfer Agent – Citi Fund Services Ohio, Inc. (“CFSO”) served as the Trust’s administrator, fund accountant and transfer agent until June 19, 2010. CFSO is a wholly-owned subsidiary of Citibank N.A. (“Citi”). A former officer of the Trust also is an employee of CFSO, but is paid no fees directly by the Funds for serving as an officer of the Trust. Under the Master Services Agreement with the Trust, CFSO received an annual fee calculated at a tiered rate based upon the average daily net assets of the Funds subject to annual minimum fees. CFSO charged the Funds 0.07% on the first $500 million in assets and 0.05% for any assets over $500 million, which are computed daily and paid monthly. The Funds were charged based on an annual minimum of $277,000 for the period ended April 30, 2010. The amounts charged to the Funds for the services provided by CFSO are reported within the Statement of Operations. Under a Compliance Services Agreement between the Trust and CFSO, CFSO also provided infrastructure and support in implementing the written policies and procedures compromising the Funds’ compliance program, including support services to the Trust’s chief compliance officer. For the services provided under the Compliance Services Agreement, the Funds paid CFSO an annual fee of $41,450. Beginning June 19, 2010, UMB Fund Services, Inc. (“UMB”) serves as the administrator, transfer agent and fund accountant to the Funds.

C) Distribution – The Trust has retained Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group, LLC, to serve as principal underwriter for the shares of each Fund of the Trust, pursuant to a Distribution Agreement between Foreside and the Trust. For its services, Foreside receives an annual fee of $20,000. Foreside is not affiliated with Citi, CFSO or FCA.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statement of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board of Trustees has currently only authorized each Fund to pay out 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS - April 30, 2010 (Unaudited) (Continued)

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 - Investments in Affiliates

The Global Fund may invest a portion of its assets in the remaining three funds in the Trust. The Funds are considered to be affiliated under the Act because they have the same investment advisor. When computing both the advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the affiliated funds. There were no affiliated holdings for the Global Fund during the period.

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2010 appears below:

				Fair			Change in	Fair		Realized
	Percentage	Shares	Shares	Value	Cost of	Cost of	Appreciation/	Value	Dividend	Gain
Security Held	of Ownership	10/31/09	04/30/10	10/31/09	Purchases	Sales	Depreciation	04/30/10	Income	(Loss)

Mowbray Collectables Ltd.	7.36%	821,593	821,593	$583,271	$—	$—	$(75,846)	$507,425	$—	$—

Note 6 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2010 were as follows:

	Purchases	Sales

Australia/New Zealand Fund	$1,899,536	$4,485,188
Japan Fund	367,130	572,040
Global Fund	1,000,986	1,651,866
Real Estate Securities Fund	805,716	1,403,734

Note 7 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited) (Continued)

Written option activity for the period ended April 30, 2010 was as follows:

Commonwealth Real Estate Securities Fund	Number of Contracts	Premium

Options outstanding at October 31, 2009	295	$86,078
Options exercised	(237)	(59,677)
Options covered	(58)	(26,401)

Options outstanding at April 30, 2010	—	$—

Note 8 – Derivatives

The Funds’ use of derivatives for the period ended April 30, 2010 was limited to writing options and foreign exchange contracts. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

Fund/Financial	Location of Gain (Loss) on	Amount of	Amount of
Instrument Type	Derivatives Recognized in Income	Realized Gain (Loss)	Unrealized Gain (Loss)

Australia/New Zealand Fund Foreign Exchange Contracts	Net realized loss on foreign currency transactions	$(33,644)	$—

	Net change in unrealized appreciation/depreciation on foreign currency translations	—	25,310

Japan Fund Foreign Exchange Contracts	Net realized loss on foreign currency transactions	(4,720)	—

	Net change in unrealized appreciation/depreciation on foreign currency translations	—	(666)

Real Estate Securities Fund Equity Contracts	Net realized loss from written options transactions	(46,255)	—

	Net change in unrealized appreciation/depreciation on written options	—	106,967

Note 9 – Tax Matters

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2009, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

				Unrealized
	Undistributed	Undistributed	Accumulated Capital	Appreciation/	Accumulated
	Ordinary Income	Long-Term Capital Gains	and Other Losses	(Depreciation)	Earnings/(Deficit)

Australia/New Zealand Fund	$—	$—	$(2,061,028)	$2,666,699	$605,671
Japan Fund	—	—	(1,066,961)	720,281	(346,680)
Global Fund	—	—	(212,604)	1,539,395	1,326,791
Real Estate Securities Fund	—	—	(246,995)	(2,180,500)	(2,427,495)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary net investment income is attributable primarily to differing book/tax treatment of short-term capital gains, mark to market of passive foreign investment companies, forward currency contract mark to market, and income accruals surrounding certain debt structured instruments.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS - April 30, 2010 (Unaudited) (Continued)

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation (depreciation) of investments at April 30, 2010 for each Fund were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Australia/New Zealand Fund	$21,325,818	$4,938,762	$(2,216,103)	$2,722,659
Japan Fund	3,701,692	1,294,415	(285,451)	1,008,964
Global Fund	13,035,595	3,880,161	(673,239)	3,206,922
Real Estate Securities Fund	9,593,422	1,067,932	(1,146,180)	(78,248)

The tax character of distributions paid for the year ended October 31, 2009 and the year ended October 31, 2008 were as follows:

	Year ended October 31, 2009

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid

Australia/New Zealand Fund	$3,157,460	$2,209,536	$—	$5,366,996

	Year ended October 31, 2008

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid

Australia/New Zealand Fund	$1,410,279	$2,972,878	$—	$4,383,157
Japan Fund	—	—	—	—
Global Fund	104,553	1,585,536	—	1,690,089
Real Estate Securities Fund	135,591	870,267	187,252	1,193,110

As of October 31, 2009, the following Funds had net capital loss carryforwards, which are available to offset future realized gains, if any. To the extent these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders:

	Amount	Expires

Australia/New Zealand Fund	$2,061,028	2017
Japan Fund	68,472	2015
Japan Fund	176,420	2016
Japan Fund	822,069	2017
Global Fund	132,002	2016
Global Fund	80,602	2017
Real Estate Securities Fund	246,995	2016

Note 10 – Revolving Credit Agreement

The Trust has entered into a Revolving Credit Agreement (the “Agreement”) with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Act, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund is also

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

NOTES TO FINANCIAL STATEMENTS - April 30, 2010 (Unaudited) (Continued)

permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowings, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%.

The average amount of borrowings for the days on which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended April 30, 2010 were as follows:

	Average Principal	Average Interest Rate

Australia/New Zealand Fund	$672,845	1.64%
Japan Fund	98,332	1.64%
Global Fund	117,703	1.62%

During the period ended April 30, 2010 the Real Estate Securities Fund had no borrowings under the Agreement.

Note 11 – Contractual Obligations

Under the Funds organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 12 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 13 – Subsequent Events

In a meeting of the Board of Trustees held May 14, 2010, the Board elected to retain UMB Fund Services as the Trust’s administrator, fund accountant and transfer agent, effective June 19, 2010.

Management has evaluated the impact of all other subsequent events on the Funds’ through the date of the financial statements were issued and has determined that there were no additional subsequent events requiring adjustment or disclosure in the financial statements.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

ADDITIONAL INFORMATION - April 30, 2010 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/09	4/30/10	11/1/09 – 4/30/10	11/1/09 - 4/30/10

Australia/New Zealand Fund	$1,000.00	$1,027.40	$15.48	3.08%
Japan Fund	1,000.00	1,059.50	21.14	4.14%
Global Fund	1,000.00	1,120.90	14.83	2.82%
Real Estate Securities Fund	1,000.00	1,196.00	16.61	3.05%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/09	4/30/10	11/1/09 – 4/30/10	11/1/09 - 4/30/10

Australia/New Zealand Fund	$1,000.00	$1,009.52	$15.35	3.08%
Japan Fund	1,000.00	1,004.26	20.57	4.14%
Global Fund	1,000.00	1,010.81	14.06	2.82%
Real Estate Securities Fund	1,000.00	1,009.67	15.20	3.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS April 30, 2010 (Unaudited)

FCA Corp (the “the Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment the Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 15-16, 2010, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

In considering whether to approve the renewal of the Agreements, the Trustees considered factors that they deemed reasonable, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at a meeting of the Board’s Governance, Nomination and Compensation Committee (the “GNC Committee”) held on February 25, 2010. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Funds by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the FormADV of the Advisor; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or the Advisor are responding to them; and (viii) a memorandum from prior legal counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Funds.

The Board noted its request for additional information arising out of the GNC Committee’s February 25, 2010 meeting. In response to that request for additional information, the Board discussed with the Advisor at its March 15 - 16, 2010 meeting the following items: (1) details on the compensation of the assistant portfolio managers, including the compensation structure and drivers of the assistant portfolio managers’ compensation; (2) the risks of losing any of the assistant portfolio managers; (3) the portfolio management decision making process, including whether buy/sell decisions must be approved and/or vetted with the President of the Advisor before being executed and how much autonomy is given to the assistant portfolio managers; (4) how the assistant portfolio managers have advanced since joining the Advisor and what incentives are used to motivate the assistant portfolio managers; (5) the amount of time the assistant portfolio managers spend on activities related to the Funds versus activities for other services that the Advisor offers; (6) the significance of certain portfolio statistics provided by the Advisor about the Funds (e.g., R-squared, alpha, beta, . . . etc.); (7) efforts by the Advisor to grow the Funds; (8) whether the Advisor will be searching for acquisition targets; (9) lessons learned from prior marketing activities; (10) what the Advisor believes the Independent Trustees should do to help the Trust and the Funds; (11) details on the types of marketing costs that are borne by the Advisor; (12) the reasons that the Advisor does not carry any D&O/E&O insurance; and (13) the Advisor’s specific succession plan.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Funds’ next set of financial statements.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS April 30, 2010 (Unaudited) (Continued)

Nature, Extent and Quality of the Services Provided by the Advisor
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under each Agreement. The Trustees reviewed the services being provided by the Advisor to each Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted the Advisor’s continuity of, and commitment to retain, qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems; the Advisor’s creativity in responding to difficult situations; the commitment of the Advisor’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and the Advisor’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor, and they served the Trust without additional compensation. After reviewing the foregoing information and further information in the materials provided by the Advisor (including the Advisor’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

Investment Performance of the Funds and the Advisor
In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of the Advisor’s management of the Funds with the investment objectives and policies. The Trustees considered that the Advisor did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of that Fund made it difficult to compare the investment performance of that Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that the Advisor was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Fund had experienced on a short and long-term basis in comparison to its benchmark indexes. With respect to the Japan Fund, the Trustees noted that the performance of that Fund was at or near the top of its peer group categories on a short-term basis, but that the Fund had generally underperformed its peers during longer measurement periods. The Trustees expressed the view that it was important to continue monitoring the long-term performance of the Fund, although they noted their encouragement as a result of the recent relative success in the down market. With respect to the Global Fund, the Trustees noted that the Fund had generally performed at levels that were comparable to its peers and its benchmark. Finally, with respect to the Real Estate Fund, the Trustees noted that the Fund’s performance in the short-term was generally comparable to that of its peers. After reviewing and discussing the short and long-term investment performance of the Funds further, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and the Advisor was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by the Advisor
 In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds, the Trustees considered: (1) the Advisor’s financial condition and the level of commitment to the Funds and the Advisor by the principals of the Advisor; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Advisor regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for the Advisor in managing the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds, the Funds’ total expenses were above the expense levels of the other identified comparable funds (the Global Fund, which had the second highest expenses of its identified peer group). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any advisor to operate the Funds at average cost levels and that the Advisor had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted the Advisor’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2010

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS April 30, 2010 (Unaudited) (Continued)

Economies of Scale
The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor if applicable asset levels are attained by the Funds. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

The Advisor’s Practices Regarding Brokerage and Portfolio Transactions
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s practice for seeking best execution for each Fund’s portfolio transactions. The Trustees also considered the portfolio turnover rate for the Funds, and they considered the Advisor’s practices with respect to allocating portfolio business to broker-dealers who provide research, statistical, or other services — this latter assessment included consideration of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others, the price of the security, the rate of the commission, the size and difficulty of the order, the firm’s reliability, integrity, quality of execution, and operational capabilities, and research provided by the firm. The Trustees also considered the extent to which the foregoing services benefit other accounts advised by the Advisor and the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Agreements with the Funds. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

The Advisor’s Practices Regarding Possible Conflicts of Interest
In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; and the substance and administration of the Advisor’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Advisor’s potential conflicts of interest. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) The registrant made no divestments of securities in accordance with section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert W. Scharar
Robert W. Scharar, President

Date	6/23/2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Scharar
Robert W. Scharar, President

Date	6/23/2010

By (Signature and Title)	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	6/23/2010